Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of the Company	12 Months Ended
Jun. 30, 2024
Regencell Bioscience Limited [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Principal Activities	Research and Development Day-to-day operations
Place and Date of Incorporation	Hong Kong, incorporated on May 12, 2015
Ownership	100% owned by Regencell Bioscience Holdings Limited
Regencell Limited [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Principal Activities	Production and testing laboratory Research and Development
Place and Date of Incorporation	Hong Kong, incorporated on November 20, 2014
Ownership	100% owned by Regencell Bioscience Holdings Limited
Regencell Bioscience Asia Limited [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Principal Activities	Research and Development
Place and Date of Incorporation	Hong Kong, incorporated on September 17, 2021 (ceased business on December 31, 2023)
Ownership	60% owned by Regencell Bioscience Limited
Regencell Bioscience North America Limited [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Principal Activities	Research and Development
Place and Date of Incorporation	BVI, incorporated on April 25, 2022
Ownership	100% owned by Regencell Bioscience Holdings Limited